COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Commitments Contingencies and Guarantess [Abstract]
Schedule of letters of credit issued
Letters of credit issued by Brookfield Renewable along with institutional investors and its subsidiaries were as at the following dates:

(MILLIONS)	June 30, 2021	December 31, 2020
Brookfield Renewable along with institutional investors	$117	$46
Brookfield Renewable's subsidiaries	982	670
	$1,099	$716